Information by operating segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Sales revenues	$ 91,416	$ 102,409	$ 124,474
Cost of sales	(45,444)	(48,435)	(59,486)
Gross profit (loss)	45,972	53,974	64,988
Selling expenses	(4,874)	(5,038)	(4,931)
General and administrative expenses	(1,845)	(1,594)	(1,332)
Exploration costs	(913)	(982)	(887)
Research and development expenses	(789)	(726)	(792)
Other taxes	(1,251)	(890)	(439)
Impairment (losses) reversals, net	(1,531)	(2,680)	(1,315)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	26,876	38,033	57,114
Net finance expense	(15,107)	(2,333)	(3,840)
Results of equity-accounted investments	(627)	(304)
Net income / (loss) before income taxes	11,142	35,396	53,525
Income taxes	(3,537)	(10,401)	(16,770)
Net income (loss) for the year	7,605	24,995	36,755
Attributable to:
Shareholders of Petrobras	7,528	24,884	36,623
Non-controlling interests	77	111	132
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	60,516	66,880	77,890
Intersegments	60,208	66,113	76,579
Third parties	308	767	1,311
Cost of sales	(24,823)	(27,239)	(30,465)
Gross profit (loss)	35,693	39,641	47,425
Income (expenses)	(7,639)	(5,615)	907
Selling expenses	(1)	(12)	(22)
General and administrative expenses	(64)	(74)	(46)
Exploration costs	(913)	(982)	(887)
Research and development expenses	(629)	(569)	(678)
Other taxes	(692)	(454)	(79)
Impairment (losses) reversals, net	(1,244)	(2,105)	(1,218)
Other income and expenses, net	(4,096)	(1,419)	3,837
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	28,054	34,026	48,332
Net finance expense
Results of equity-accounted investments	76	(7)	170
Net income / (loss) before income taxes	28,130	34,019	48,502
Income taxes	(9,540)	(11,571)	(16,433)
Net income (loss) for the year	18,590	22,448	32,069
Attributable to:
Shareholders of Petrobras	18,593	22,453	32,073
Non-controlling interests	(3)	(5)	(4)
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	85,281	94,868	113,531
Intersegments	1,035	1,404	1,950
Third parties	84,246	93,464	111,581
Cost of sales	(78,836)	(85,699)	(99,154)
Gross profit (loss)	6,445	9,169	14,377
Income (expenses)	(3,257)	(4,086)	(3,132)
Selling expenses	(1,928)	(2,156)	(1,841)
General and administrative expenses	(356)	(327)	(275)
Exploration costs
Research and development expenses	(6)	(16)	(6)
Other taxes	(47)	(27)	(31)
Impairment (losses) reversals, net	(300)	(524)	(97)
Other income and expenses, net	(620)	(1,036)	(882)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	3,188	5,083	11,245
Net finance expense
Results of equity-accounted investments	(780)	(318)	3
Net income / (loss) before income taxes	2,408	4,765	11,248
Income taxes	(1,084)	(1,729)	(3,822)
Net income (loss) for the year	1,324	3,036	7,426
Attributable to:
Shareholders of Petrobras	1,324	3,036	7,426
Non-controlling interests
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	9,518	11,109	15,068
Intersegments	2,969	3,285	3,991
Third parties	6,549	7,824	11,077
Cost of sales	(5,031)	(5,685)	(10,518)
Gross profit (loss)	4,487	5,424	4,550
Income (expenses)	(3,497)	(3,384)	(2,965)
Selling expenses	(2,936)	(2,838)	(2,979)
General and administrative expenses	(115)	(80)	(62)
Exploration costs
Research and development expenses	(4)	(3)	(5)
Other taxes	(18)	(49)	(44)
Impairment (losses) reversals, net		(81)	1
Other income and expenses, net	(424)	(333)	124
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	990	2,040	1,585
Net finance expense
Results of equity-accounted investments	80	10	83
Net income / (loss) before income taxes	1,070	2,050	1,668
Income taxes	(335)	(693)	(540)
Net income (loss) for the year	735	1,357	1,128
Attributable to:
Shareholders of Petrobras	682	1,286	1,038
Non-controlling interests	53	71	90
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	319	365	511
Intersegments	6	11	6
Third parties	313	354	505
Cost of sales	(294)	(370)	(522)
Gross profit (loss)	25	(5)	(11)
Income (expenses)	(4,703)	(2,857)	(2,671)
Selling expenses	(9)	(33)	(76)
General and administrative expenses	(1,310)	(1,113)	(949)
Exploration costs
Research and development expenses	(150)	(138)	(103)
Other taxes	(494)	(360)	(285)
Impairment (losses) reversals, net	13	30	(1)
Other income and expenses, net	(2,753)	(1,243)	(1,257)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	(4,678)	(2,862)	(2,682)
Net finance expense	(15,107)	(2,333)	(3,840)
Results of equity-accounted investments	(3)	11	(5)
Net income / (loss) before income taxes	(19,788)	(5,184)	(6,527)
Income taxes	7,190	3,506	3,559
Net income (loss) for the year	(12,598)	(1,678)	(2,968)
Attributable to:
Shareholders of Petrobras	(12,625)	(1,723)	(3,014)
Non-controlling interests	27	45	46
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	(64,218)	(70,813)	(82,526)
Intersegments	(64,218)	(70,813)	(82,526)
Third parties
Cost of sales	63,540	70,558	81,173
Gross profit (loss)	(678)	(255)	(1,353)
Income (expenses)		1	(13)
Selling expenses		1	(13)
General and administrative expenses
Exploration costs
Research and development expenses
Other taxes
Impairment (losses) reversals, net
Other income and expenses, net
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	(678)	(254)	(1,366)
Net finance expense
Results of equity-accounted investments
Net income / (loss) before income taxes	(678)	(254)	(1,366)
Income taxes	232	86	466
Net income (loss) for the year	(446)	(168)	(900)
Attributable to:
Shareholders of Petrobras	(446)	(168)	(900)
Non-controlling interests
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	91,416	102,409	124,474
Intersegments
Third parties	91,416	102,409	124,474
Cost of sales	(45,444)	(48,435)	(59,486)
Gross profit (loss)	45,972	53,974	64,988
Income (expenses)	(19,096)	(15,941)	(7,874)
Selling expenses	(4,874)	(5,038)	(4,931)
General and administrative expenses	(1,845)	(1,594)	(1,332)
Exploration costs	(913)	(982)	(887)
Research and development expenses	(789)	(726)	(792)
Other taxes	(1,251)	(890)	(439)
Impairment (losses) reversals, net	(1,531)	(2,680)	(1,315)
Other income and expenses, net	(7,893)	(4,031)	1,822
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	26,876	38,033	57,114
Net finance expense	(15,107)	(2,333)	(3,840)
Results of equity-accounted investments	(627)	(304)	251
Net income / (loss) before income taxes	11,142	35,396	53,525
Income taxes	(3,537)	(10,401)	(16,770)
Net income (loss) for the year	7,605	24,995	36,755
Attributable to:
Shareholders of Petrobras	7,528	24,884	36,623
Non-controlling interests	$ 77	$ 111	$ 132